Schedule of Investments
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–105.01%
California–99.59%
ABAG Finance Authority for Nonprofit Corps. (Sharp Healthcare); Series 2014 A, RB	5.00%	08/01/2043	$ 500	$ 536,958
Adelanto (City of), CA Community Facilities District; Series 2015 A, RB	5.00%	09/01/2045	1,000	1,114,702
Adelanto (City of), CA Improvement Agency; Series 1993 B, Ref. RB (INS - FGIC)(a)	5.50%	12/01/2023	10	10,155
Adelanto (City of), CA Public Utility Authority;
Series 2014 A, RB	5.00%	07/01/2024	700	702,280
Series 2014 A, RB	5.00%	07/01/2039	5,710	5,987,943
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	07/01/2039	2,000	2,436,565
Anaheim (City of), CA Public Financing Authority (Anaheim Convention Center Expansion); Series 2014 A, Ref. RB	5.00%	05/01/2034	1,350	1,473,444
Atwater (City of), CA;
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	05/01/2040	1,250	1,484,761
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	05/01/2043	1,300	1,544,926
Bakersfield (City of), CA (Assessment District No. 07-2); Series 2008, RB	7.38%	09/02/2028	890	897,357
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB(b)(c)(d)(e)	5.00%	04/01/2056	3,465	4,253,444
Series 2017, Ref. RB	4.00%	04/01/2037	1,720	1,992,748
Series 2017, Ref. RB	4.00%	04/01/2049	630	721,979
Beaumont (City of), CA (Community Facilities District No. 2016-1);
Series 2019, RB	5.00%	09/01/2030	125	144,908
Series 2019, RB	5.00%	09/01/2031	140	161,952
Series 2019, RB	5.00%	09/01/2049	775	882,930
Beaumont (City of), CA Financing Authority; Series 1994 A, RB	7.00%	09/01/2023	5	5,017
Beaumont (City of), CA Financing Authority (Improvement Area No. 17A); Series 2013 B, RB(b)(c)	5.00%	09/01/2023	635	686,946
Beaumont (City of), CA Financing Authority (Improvement Area No. 19A); Series 2015 B, Ref. RB	5.00%	09/01/2025	1,560	1,731,012
Beaumont (City of), CA Financing Authority (Improvement Area No. 19C); Series 2013 A, RB(b)(c)	5.00%	09/01/2023	745	805,945
Beaumont (City of), CA Financing Authority (Improvement Area No. 8C);
Series 2012 A, RB(b)(c)	5.13%	09/01/2022	115	119,218
Series 2012 A, RB(b)(c)	5.25%	09/01/2022	120	124,513
Series 2012 A, RB(b)(c)	5.63%	09/01/2022	250	260,102
Series 2012 A, RB(b)(c)	5.88%	09/01/2022	4,405	4,591,217
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(f)	0.00%	08/01/2026	1,465	1,413,459
Series 2009, GO Bonds(f)	0.00%	08/01/2032	3,045	2,595,184
Blythe (City of), CA Community Facilities District No. 2004-1; Series 2005, RB	5.30%	09/01/2035	500	504,721
Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1);
Series 2011 A, RB	9.75%	05/01/2038	2,010	2,022,486
Series 2015, Ref. RB	5.00%	05/01/2038	1,000	1,126,584
Calexico (City of), CA Community Facilities District No. 2005-1;
Series 2006, RB(g)	5.50%	09/01/2036	2,500	800,000
Series 2006, RB(g)	5.55%	09/01/2036	2,325	744,000
California (County of), CA Tobacco Securitization Agency;
Series 2020 A, Ref. RB	4.00%	06/01/2037	550	656,756
Series 2020 A, Ref. RB	4.00%	06/01/2039	1,200	1,425,744
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(f)	0.00%	06/01/2055	332,360	27,775,358
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	2,000	2,325,573
Series 2020 A, Ref. RB	4.00%	06/01/2049	710	825,760
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	1,140	1,380,260
Series 2020 B-2, Ref. RB(f)	0.00%	06/01/2055	22,000	4,409,698
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of);
Series 1992, GO Bonds	5.50%	10/01/2022	$ 5	$ 5,089
Series 2000, GO Bonds	5.75%	05/01/2030	5	5,023
Series 2007, Ref. GO Bonds (INS - AGM)(a)	5.25%	08/01/2032	13,485	18,709,754
Series 2012, Ref. GO Bonds(b)(c)	5.00%	02/01/2022	3,550	3,578,135
Series 2015, GO Bonds	5.00%	08/01/2045	1,000	1,144,235
Series 2016, GO Bonds(e)	5.00%	09/01/2045	3,400	4,029,153
Series 2017, Ref. GO Bonds	5.00%	08/01/2035	1,370	1,638,485
Series 2017, Ref. GO Bonds	5.00%	08/01/2035	13,000	15,926,525
Series 2017, Ref. GO Bonds	5.00%	08/01/2036	10,000	11,949,583
Series 2020, GO Bonds	4.00%	03/01/2046	6,600	7,793,150
Series 2020, Ref. GO Bonds	3.00%	11/01/2040	3,500	3,842,351
Series 2021, Ref. GO Bonds	5.00%	09/01/2041	7,740	10,297,210
Series 2021, Ref. GO Bonds	4.00%	10/01/2041	7,500	9,113,895
California (State of) Communities Development Authority (San Francisco Campus for Jewish Living);
Series 2021, RB (INS - Cal-Mortgage)(a)	4.00%	11/01/2041	1,745	2,087,277
Series 2021, RB (INS - Cal-Mortgage)(a)	4.00%	11/01/2051	3,425	4,033,828
California (State of) Community Choice Financing Authority (Green Bonds); Series 2021 B-1, RB(c)	4.00%	08/01/2031	15,000	18,178,578
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College);
Series 2018, RB	5.25%	05/01/2048	665	772,311
Series 2018, RB	5.25%	05/01/2053	2,500	2,895,400
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(h)	5.00%	04/01/2049	4,555	4,987,024
California (State of) Community Housing Agency (Serenity at Larkspur); Series 2020 A, RB(h)	5.00%	02/01/2050	4,500	5,002,537
California (State of) Community Housing Agency (Stonridge Apartments); Series 2021 A, RB(h)	4.00%	02/01/2056	3,000	3,133,381
California (State of) County Tobacco Securitization Agency;
Series 2007 B, RB	5.10%	06/01/2028	420	420,438
Series 2007 D, RB(f)(h)	0.00%	06/01/2057	45,600	4,502,394
Series 2007 E, RB(f)(h)	0.00%	06/01/2057	51,500	4,283,198
Series 2007 F, RB(f)(h)	0.00%	06/01/2057	55,250	4,420,558
Series 2014, Ref. RB	4.00%	06/01/2029	3,215	3,231,712
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	5.88%	06/01/2035	9,365	9,381,414
Series 2002, RB	6.00%	06/01/2042	18,700	18,732,751
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.00%	06/01/2035	8,005	8,018,996
Series 2002, RB	6.13%	06/01/2038	9,700	9,709,274
Series 2006 A, RB(f)	0.00%	06/01/2046	62,110	12,971,885
Series 2006 C, RB(f)	0.00%	06/01/2055	71,700	7,157,374
Series 2006 D, RB(f)	0.00%	06/01/2055	309,500	24,251,089
California (State of) County Tobacco Securitization Agency (Merced County Tobacco Funding Corp.); Series 2020, Ref. RB	5.00%	06/01/2050	1,810	2,150,105
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.);
Series 2020, Ref. RB	4.00%	06/01/2049	1,380	1,603,765
Series 2020, Ref. RB(f)	0.00%	06/01/2055	7,050	1,769,170
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	1,605	1,607,818
California (State of) Educational Facilities Authority (Loma Linda University);
Series 2017 A, Ref. RB	5.00%	04/01/2042	1,715	2,018,362
Series 2017 A, Ref. RB	5.00%	04/01/2047	1,000	1,170,167
California (State of) Educational Facilities Authority (Pepperdine University); Series 2016, Ref. RB	5.00%	10/01/2049	5,000	5,796,697
California (State of) Educational Facilities Authority (Stanford University); Series 2010, RB(e)	5.25%	04/01/2040	4,520	6,857,254
California (State of) Educational Facilities Authority (University of San Francisco); Series 2018 A, RB	5.00%	10/01/2043	2,730	3,336,873
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center);
Series 2015, Ref. RB	5.00%	11/15/2031	$ 1,300	$ 1,519,286
Series 2015, Ref. RB	5.00%	11/15/2032	1,250	1,460,852
Series 2015, Ref. RB	5.00%	11/15/2033	1,000	1,168,682
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,715	2,034,488
California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2049	7,060	8,157,853
California (State of) Health Facilities Financing Authority (Community Program for Persons with Developmental Disabilities); Series 2011 A, RB (INS - Cal-Mortgage)(a)	6.25%	02/01/2026	2,030	2,039,525
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	4.00%	11/15/2047	560	633,249
California (State of) Health Facilities Financing Authority (On Lok Senior Health Services) (Social Bonds);
Series 2020, Ref. RB	5.00%	08/01/2040	700	872,141
Series 2020, Ref. RB	5.00%	08/01/2050	1,000	1,225,938
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/2037	1,000	1,071,189
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2017 A, Ref. RB	5.00%	11/15/2048	10,000	12,219,929
Series 2018 A, RB	5.00%	11/15/2048	3,000	3,665,979
California (State of) Housing Finance Agency;
Series 2019 A-1, RB	4.25%	01/15/2035	6,475	7,790,797
Series 2019 A-2, RB	4.00%	03/20/2033	8,690	10,023,789
Series 2021 A, RB	3.25%	08/20/2036	10,000	11,341,920
Series 2021-1, Class A, Ctfs.	3.50%	11/20/2035	3,997	4,565,140
California (State of) Housing Finance Agency (Verdant at Green Valley); Series 2019 A, RB(h)	5.00%	08/01/2049	5,360	5,945,538
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group);
Series 2015 A, Ref. RB	5.00%	11/01/2041	6,265	6,809,332
Series 2015, Ref. RB	5.00%	11/01/2035	1,000	1,087,287
California (State of) Municipal Finance Authority;
Series 2020 B, RB	4.00%	09/01/2043	755	847,222
Series 2020 B, RB	4.00%	09/01/2050	1,095	1,221,557
Series 2020-XF2863, Ctfs.(e)	5.00%	06/01/2048	21,000	25,500,695
Series 2021 B, RB	4.00%	09/01/2041	915	1,032,256
Series 2021 B, RB	4.00%	09/01/2046	830	928,637
Series 2021 B, RB	3.38%	09/01/2051	580	580,684
Series 2021 B, RB	4.00%	09/01/2051	775	864,703
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	2,515	2,832,591
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB(h)	5.00%	06/01/2038	280	325,383
Series 2018 A, RB(h)	5.00%	06/01/2048	705	805,532
California (State of) Municipal Finance Authority (Bold Program);
Series 2021 A, RB	4.00%	09/01/2041	655	738,938
Series 2021 A, RB	4.00%	09/01/2051	1,500	1,673,620
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(h)	5.00%	11/01/2046	1,000	1,150,848
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.);
Series 2014 A, RB	5.25%	08/15/2039	2,665	2,890,673
Series 2014 A, RB	5.25%	08/15/2049	1,420	1,532,729
Series 2014 B, RB	5.88%	08/15/2049	705	751,157
California (State of) Municipal Finance Authority (Caritas Projects);
Series 2012 A, RB	5.50%	08/15/2047	6,500	6,661,854
Series 2017 A, Ref. RB	4.00%	08/15/2037	1,055	1,162,618
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2043	5,900	7,150,089
California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing); Series 2018, RB	5.00%	05/15/2043	3,000	3,642,205
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2049	$ 2,660	$ 3,268,862
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2034	3,750	4,498,724
Series 2017 A, Ref. RB	5.00%	02/01/2035	4,000	4,792,596
Series 2017 A, Ref. RB	5.00%	02/01/2036	2,000	2,394,682
Series 2017 A, Ref. RB	5.00%	02/01/2037	1,000	1,196,764
Series 2017 A, Ref. RB	5.00%	02/01/2042	625	748,025
Series 2017 A, Ref. RB	5.00%	02/01/2047	1,380	1,642,437
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2047	1,000	1,188,364
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB(b)(c)	5.75%	01/01/2022	2,315	2,325,566
Series 2011, RB(b)(c)	6.00%	01/01/2022	1,000	1,004,749
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012 A, RB(h)	5.75%	01/01/2022	145	145,223
Series 2012, RB(h)	6.63%	01/01/2032	1,070	1,071,598
Series 2012, RB(h)	6.88%	01/01/2042	2,135	2,137,667
California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(a)	4.00%	05/15/2046	2,000	2,337,969
California (State of) Municipal Finance Authority (Humangood Obligation Group); Series 2019 A, Ref. RB	5.00%	10/01/2044	1,695	2,007,304
California (State of) Municipal Finance Authority (Humangood);
Series 2021, RB	4.00%	10/01/2046	2,000	2,323,064
Series 2021, RB	4.00%	10/01/2049	2,000	2,311,510
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(i)	5.00%	12/31/2036	8,000	9,569,039
Series 2018 A, RB(i)	5.00%	12/31/2038	2,005	2,397,600
Series 2018 A, RB(i)	5.00%	12/31/2043	15,200	18,145,553
Series 2018 A, RB(i)	5.00%	12/31/2047	3,000	3,574,187
California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	2,750	3,180,619
California (State of) Municipal Finance Authority (OCEAA); Series 2008 A, RB	7.00%	10/01/2039	1,500	1,504,031
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II); Series 2018 A, RB	5.00%	06/01/2048	5,360	6,508,749
California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB(h)	5.00%	07/01/2049	600	696,804
California (State of) Municipal Finance Authority (Social Bonds);
Series 2019 A, Ref. RB(h)	5.00%	11/01/2029	990	1,131,055
Series 2019 A, Ref. RB(h)	5.00%	11/01/2039	1,475	1,677,632
Series 2019 A, Ref. RB(h)	5.00%	11/01/2049	1,700	1,914,065
California (State of) Municipal Finance Authority (Southwestern Law School);
Series 2011, RB	6.50%	11/01/2031	600	602,582
Series 2011, RB	6.50%	11/01/2041	1,250	1,255,073
California (State of) Municipal Finance Authority (Touro College and University System); Series 2014 A, RB	5.25%	01/01/2034	620	678,793
California (State of) Municipal Finance Authority (Town and Country Manor); Series 2019, Ref. RB (INS - Cal-Mortgage)(a)	5.00%	07/01/2049	5,885	7,182,645
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2052	5,875	7,207,039
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(i)	4.00%	07/15/2029	16,780	19,185,791
California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	600	715,427
California (State of) Municipal Finance Authority (Waste Management, Inc.); Series 2019 A, RB(c)(i)	2.40%	10/01/2029	8,000	8,478,849
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB	5.00%	08/01/2039	1,500	1,684,323
California (State of) Pollution Control Finance Authority; Series 2012, RB(h)(i)	5.00%	07/01/2037	3,000	3,111,988
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC);
Series 2016, RB (Acquired 01/21/2016; Cost $3,500,000)(h)(i)(j)(k)	7.00%	12/31/2049	3,500	1,575,000
Series 2017, RB (Acquired 08/15/2017; Cost $2,000,000)(h)(i)(j)(k)	8.00%	12/01/2027	2,000	120,000
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 05/25/2017; Cost $1,387,423)(h)(i)(j)(k)	7.50%	07/01/2032	$ 1,425	$ 855,000
Series 2017, RB (Acquired 05/25/2017; Cost $1,890,139)(h)(i)(j)(k)	8.00%	07/01/2039	1,900	1,140,000
Series 2020, RB (Acquired 10/06/2020; Cost $400,286)(h)(i)(k)	7.50%	07/01/2032	420	357,000
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(h)	5.00%	11/21/2045	3,500	4,167,043
California (State of) Pollution Control Financing Authority (Waste Management, Inc.); Series 2015 B-1, Ref. RB(i)	3.00%	11/01/2025	1,500	1,630,534
California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(h)	5.13%	07/01/2055	5,000	5,340,354
California (State of) Public Finance Authority (Crossroads Christian Schools); Series 2020, RB(h)	5.00%	01/01/2056	1,000	1,039,182
California (State of) Public Finance Authority (Enso Village); Series 2021 B-3, RB(h)	2.13%	11/15/2027	2,000	2,018,467
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(h)	2.38%	11/15/2028	2,000	2,022,163
Series 2021, RB(h)	5.00%	11/15/2046	1,000	1,150,186
Series 2021, RB(h)	5.00%	11/15/2051	500	573,944
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2037	1,000	1,175,438
Series 2017, Ref. RB	5.00%	10/15/2047	1,000	1,165,714
California (State of) Public Finance Authority (LaVerne Elementary Preparatory Academy); Series 2019 A, RB(h)	5.00%	06/15/2049	1,400	1,435,980
California (State of) Public Finance Authority (Trinity Classical Academy);
Series 2019 A, RB(h)	5.00%	07/01/2036	400	430,093
Series 2019 A, RB(h)	5.00%	07/01/2044	630	666,182
Series 2019 A, RB(h)	5.00%	07/01/2054	1,600	1,677,146
California (State of) Public Works Board;
Series 2011 D, RB(b)(c)	5.00%	12/01/2021	1,250	1,250,000
Series 2016 D, Ref. RB	4.00%	04/01/2033	11,905	13,675,408
Series 2021 B, RB	4.00%	05/01/2046	12,050	14,351,540
Series 2021 D, RB	5.00%	11/01/2046	9,500	12,433,337
California (State of) Public Works Board (Green Bonds); Series 2021, RB	4.00%	11/01/2041	3,500	4,260,877
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, RB	5.00%	09/01/2039	3,000	3,342,777
California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2013 A, RB	6.30%	07/01/2043	840	898,948
Series 2015, RB(h)	5.00%	07/01/2045	1,265	1,411,322
California (State of) School Finance Authority (Aspire Public School);
Series 2015 A, Ref. RB(h)	5.00%	08/01/2045	1,000	1,121,684
Series 2016, Ref. RB(b)(c)(h)	5.00%	08/01/2025	65	75,662
Series 2016, Ref. RB(h)	5.00%	08/01/2046	685	767,894
California (State of) School Finance Authority (Escuela Popular); Series 2017, RB(h)	6.25%	07/01/2037	1,250	1,412,707
California (State of) School Finance Authority (Granada Hills Charter Obligated Group); Series 2019, RB(h)	5.00%	07/01/2043	2,000	2,278,598
California (State of) School Finance Authority (Green Dot Public Schools);
Series 2015 A, RB(h)	5.00%	08/01/2045	1,500	1,660,483
Series 2018 A, RB(h)	5.00%	08/01/2038	1,000	1,191,986
California (State of) School Finance Authority (KIPP LA);
Series 2015 A, RB(h)	5.00%	07/01/2045	500	558,204
Series 2017 A, RB(h)	5.00%	07/01/2037	590	694,174
Series 2017 A, RB(h)	5.00%	07/01/2047	1,240	1,438,221
California (State of) School Finance Authority (Kipp Socal Public Schools); Series 2019 A, RB(h)	5.00%	07/01/2049	1,700	2,052,160
California (State of) School Finance Authority (New Designs Charter School); Series 2012 A, RB	5.25%	06/01/2032	1,550	1,575,264
California (State of) School Finance Authority (Sonoma County Junior College); Series 2021 A, RB	4.00%	11/01/2055	3,000	3,238,984
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority;
Series 1993 B, Ref. RB	7.00%	07/01/2022	$ 5	$ 5,013
Series 2017, RB	5.00%	09/02/2037	1,140	1,332,782
Series 2017, RB	5.00%	09/02/2046	1,265	1,462,942
Series 2020 B, RB	4.00%	09/02/2050	880	1,000,176
Series 2020, RB	4.00%	09/01/2040	400	458,131
Series 2020, RB	4.00%	09/01/2050	2,340	2,645,588
Series 2020, RB	4.00%	09/01/2050	2,465	2,795,256
Series 2020, RB	4.00%	09/01/2050	1,500	1,702,239
Series 2020, RB	4.00%	09/01/2050	1,415	1,623,905
Series 2020, RB(h)	7.25%	09/01/2050	4,255	4,716,194
Series 2021 A, RB	4.00%	09/02/2051	2,000	2,272,377
California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015, Ref. RB	5.00%	03/01/2033	775	904,558
Series 2015, Ref. RB	5.00%	03/01/2045	2,315	2,687,319
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools - 47th and Main);
Series 2012 A, RB	6.38%	07/01/2047	2,000	2,007,562
Series 2012, RB	6.10%	07/01/2032	820	823,178
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2014 A, RB	5.13%	11/01/2023	295	313,555
Series 2017 A, Ref. RB(h)	5.00%	11/01/2041	875	1,027,108
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2007-01); Series 2015, Ref. RB	5.00%	09/01/2037	2,440	2,727,040
California (State of) Statewide Communities Development Authority (Community Facilities District No. 97-1); Series 1997, RB(f)	0.00%	09/01/2022	10	9,837
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017, Ref. RB	5.00%	04/01/2047	3,390	3,997,209
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB(b)(c)	5.25%	10/01/2024	600	679,342
California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS - AMBAC)(a)(i)	5.20%	06/01/2036	2,455	2,461,086
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital); Series 2014 B, Ref. RB(b)(c)	5.00%	07/01/2024	750	839,858
California (State of) Statewide Communities Development Authority (Improvement Area No. 1);
Series 2021, RB	4.00%	09/01/2041	690	788,795
Series 2021, RB	4.00%	09/01/2051	1,170	1,315,242
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2016 A, Ref. RB	5.00%	08/15/2051	3,000	3,516,106
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(h)	5.00%	06/01/2046	1,000	1,133,019
Series 2019, RB(h)	5.00%	06/01/2034	375	455,583
Series 2019, RB(h)	5.00%	06/01/2039	100	120,097
Series 2019, RB(h)	5.00%	06/01/2051	295	348,228
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.50%	12/01/2054	1,500	1,701,063
Series 2016 A, RB(h)	5.25%	12/01/2056	830	955,383
Series 2018 A, RB(h)	5.50%	12/01/2058	5,000	6,131,993
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California);
Series 2018, RB	5.00%	01/01/2043	1,000	1,194,545
Series 2018; RB	5.00%	01/01/2048	495	586,373
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts);
Series 2019, RB(h)	5.25%	07/01/2039	1,640	1,806,647
Series 2019, RB(h)	5.25%	07/01/2049	3,375	3,659,897
California (State of) Statewide Communities Development Authority (Pacific Highlands Ranch); Series 2019, RB	5.00%	09/02/2049	650	791,582
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Sand Creek);
Series 2021, RB	4.00%	09/01/2041	$ 550	$ 641,785
Series 2021, RB	4.00%	09/01/2051	1,125	1,292,920
California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2019 B, RB	5.00%	09/02/2049	1,500	1,781,627
Series 2019 C, RB	5.00%	09/02/2049	700	840,765
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden); Series 2012, RB(b)(c)	5.63%	10/01/2022	1,000	1,044,829
California (State of) Statewide Communities Development Authority (Total Road Improvement Program); Series 2012 A, COP(b)(c)	6.00%	06/01/2022	2,845	2,926,593
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2040	1,200	1,391,478
California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	2,760	2,909,174
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	8,410	8,447,690
Series 2002 B, RB	6.00%	05/01/2037	1,020	1,024,571
Series 2002 B, RB	6.00%	05/01/2043	705	711,977
Series 2002, RB	6.00%	05/01/2043	45	45,445
Series 2006 A, RB(f)	0.00%	06/01/2046	8,000	1,772,440
California State University;
Series 2012 A, RB(b)(c)(e)	5.00%	11/01/2022	6,750	7,048,787
Series 2020 C, RB	4.00%	11/01/2045	11,720	13,804,076
Calimesa (City of), CA Community Facilities District No. 2018-1 (Summerwind Trails);
Series 2020, RB	4.00%	09/01/2045	605	680,930
Series 2020, RB	4.00%	09/01/2050	575	645,453
Carlsbad (City of), CA (Assessment District No. 96-1); Series 1998, RB	5.50%	09/02/2028	20	20,206
Carson (City of), CA Public Financing Authority; Series 2019, RB	5.00%	09/02/2030	545	692,947
Central Basin Municipal Water District; Series 2018 A, Ref. RB	5.00%	08/01/2044	3,035	3,437,187
Cerritos Community College District (Election of 2012); Series 2018 B, GO Bonds	4.00%	08/01/2043	1,870	2,152,921
Chino (City of), CA Public Financing Authority;
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2034	1,100	1,267,008
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2035	865	995,637
Chino Community Facilities District;
Series 2020, RB	4.00%	09/01/2040	170	192,449
Series 2020, RB	4.00%	09/01/2051	705	789,622
Chino Valley Unified School District;
Series 2020 B, GO Bonds	4.00%	08/01/2045	3,000	3,556,592
Series 2020 B, GO Bonds	5.00%	08/01/2055	10,995	14,004,874
Chula Vista (City of), CA Community Facilities District;
Series 2021, RB	4.00%	09/01/2041	250	282,123
Series 2021, RB	4.00%	09/01/2046	1,145	1,282,864
Series 2021, RB	4.00%	09/01/2051	730	816,355
Clovis (City of), CA;
Series 2015, Ref. RB (INS - AGM)(a)	5.25%	08/01/2030	1,060	1,234,065
Series 2015, Ref. RB (INS - AGM)(a)	5.25%	08/01/2031	500	581,514
Clovis (City of), CA Public Financing Authority; Series 2008 A, RB (INS - NATL)(a)	4.63%	08/01/2029	35	35,119
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(a)(f)	0.00%	08/01/2029	735	661,408
Coachella (City of), CA (Community Facilities District No. 2018-1);
Series 2018, RB(h)	5.00%	09/01/2030	515	593,720
Series 2018, RB(h)	5.00%	09/01/2038	1,090	1,244,372
Series 2018, RB(h)	5.00%	09/01/2048	2,015	2,284,848
Series 2018, RB(h)	5.00%	09/01/2053	1,525	1,726,244
Compton (City of), CA Public Finance Authority; Series 2008, Ref. RB (INS - AMBAC)(a)	5.25%	09/01/2027	1,000	1,002,859
Compton Unified School District;
Series 2019 B, GO Bonds (INS - BAM)(a)(f)	0.00%	06/01/2035	1,300	920,545
Series 2019 B, GO Bonds (INS - BAM)(a)(f)	0.00%	06/01/2041	6,250	3,529,419
Series 2019 B, GO Bonds (INS - BAM)(a)(f)	0.00%	06/01/2042	4,335	2,352,660
Series 2019 B, GO Bonds (INS - BAM)(a)	4.00%	06/01/2049	14,140	15,985,211
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Corona Community Facilities District (Bedford Improvement Area No. 1);
Series 2020, RB	4.00%	09/01/2040	$ 285	$ 322,970
Series 2020, RB	4.00%	09/01/2045	460	517,732
Series 2020, RB	4.00%	09/01/2050	1,035	1,158,812
Corona-Norco Unified School District (Community Facilities District No. 17-1); Series 2020, RB	4.00%	09/01/2050	350	393,088
CSCDA Community Improvement Authority (Renaissance at City Center); Series 2020 A, RB(h)	5.00%	07/01/2051	3,250	3,666,397
CSCDA Community Improvement Authority (Social Bonds);
Series 2021 A-2, RB(h)	4.00%	09/01/2056	2,500	2,629,826
Series 2021, RB(h)	4.00%	08/01/2056	1,000	1,037,333
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition);
Series 2007 A, Ref. RB	5.00%	12/15/2037	50	50,056
Series 2007 C, Ref. RB	6.50%	12/15/2047	880	881,551
Dehesa School District (Election of 2012); Series 2014 A, GO Bonds	5.50%	06/01/2044	1,220	1,320,480
Dixon (City of), CA Improvement Area No. 1 (Community Facilities District No. 2019-1);
Series 2020, RB	4.00%	09/01/2036	200	232,432
Series 2020, RB	4.00%	09/01/2040	400	462,962
Series 2020, RB	4.00%	09/01/2050	1,000	1,140,784
Dublin (City of), CA;
Series 2021, RB	4.00%	09/01/2045	850	944,870
Series 2021, RB	4.00%	09/01/2051	865	954,410
Eastern Municipal Water District (Community Facilities District No. 2016-75);
Series 2021, RB	4.00%	09/01/2030	75	86,294
Series 2021, RB	4.00%	09/01/2050	385	432,173
El Dorado Irrigation District; Series 2020 A, COP	4.00%	03/01/2050	15,330	17,763,733
El Segundo Unified School District (Election of 2008); Series 2009 A, GO Bonds(f)	0.00%	08/01/2033	4,430	3,620,145
Elsinore Valley Municipal Water District; Series 2021 A, RB(h)	4.50%	09/01/2051	2,680	2,730,078
Emeryville (City of), CA Public Financing Authority (Alameda County);
Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2032	445	496,495
Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2033	385	429,514
Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2034	500	557,703
Escondido Union School District (Election of 2014); Series 2018 B, GO Bonds	4.00%	08/01/2047	1,690	1,922,356
Etiwanda School District (Election of 2016); Series 2020 A, GO Bonds	4.00%	08/01/2049	4,000	4,624,756
Etiwanda School District Community Facilities District No. 2018-1 (Day Creek Square Public Facilities);
Series 2020, RB	4.00%	09/01/2045	510	574,304
Series 2020, RB	4.00%	09/01/2050	705	790,972
Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons); Series 2008, RB	6.88%	09/01/2038	865	878,500
Fairfield Community Facilities District; Series 2021 A, RB	4.00%	09/01/2051	5,290	5,912,921
Fontana (City of), CA (Community Facilities District No. 80); Series 2017, RB	5.00%	09/01/2046	1,000	1,164,649
Fontana (City of), CA (El Paseo Community Facilities District 87);
Series 2021, RB	4.00%	09/01/2027	120	135,588
Series 2021, RB	4.00%	09/01/2028	125	142,891
Series 2021, RB	4.00%	09/01/2029	110	126,818
Series 2021, RB	4.00%	09/01/2032	100	115,001
Series 2021, RB	4.00%	09/01/2041	200	229,302
Series 2021, RB	4.00%	09/01/2046	325	369,754
Series 2021, RB	4.00%	09/01/2051	400	453,278
Fontana (City of), CA (Summit at Rosena Phase One);
Series 2021, RB	4.00%	09/01/2041	525	604,808
Series 2021, RB	4.00%	09/01/2046	450	514,115
Series 2021, RB	4.00%	09/01/2051	525	597,423
Fontana (City of), CA (The Meadows);
Series 2020, RB	4.00%	09/01/2045	530	597,754
Series 2020, RB	4.00%	09/01/2050	635	713,913
Foothill-Eastern Transportation Corridor Agency;
Series 2015, Ref. RB (INS - AGM)(a)(f)	0.00%	01/15/2035	2,745	2,093,206
Series 2021 A, Ref. RB	4.00%	01/15/2046	25,000	29,202,005
Fremont Community Facilities District No. 1 (Pacific Commons); Series 2015, Ref. RB	5.00%	09/01/2035	815	914,811
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Fullerton (City of), CA Community Facilities District No. 1 (Amerige Heights);
Series 2012, Ref. RB(b)(c)	5.00%	09/01/2022	$ 1,090	$ 1,129,113
Series 2012, Ref. RB(b)(c)	5.00%	09/01/2022	1,960	2,030,332
Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds(b)(f)	0.00%	08/01/2029	615	562,687
Series 2009 A, GO Bonds (INS - AGC)(a)(f)	0.00%	08/01/2029	4,735	4,244,722
Series 2009 A, GO Bonds(b)(f)	0.00%	08/01/2031	2,235	1,964,973
Series 2009 A, GO Bonds (INS - AGC)(a)(f)	0.00%	08/01/2031	1,415	1,205,860
Glendale Community College District; Series 2020 B, GO Bonds	4.00%	08/01/2050	9,600	11,202,670
Glendora (City of), CA Public Finance Authority; Series 2003 A, RB (INS - NATL)(a)	5.00%	09/01/2024	1,380	1,384,878
Golden State Tobacco Securitization Corp.;
Series 2007 A-2, RB	5.30%	06/01/2037	3,495	3,572,340
Series 2013 A, RB(b)(c)	5.00%	06/01/2023	2,000	2,142,029
Series 2015 A, Ref. RB(b)(c)	5.00%	06/01/2025	1,165	1,349,556
Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	1,435	1,662,328
Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	1,760	2,037,483
Series 2017 A-1, Ref. RB	5.00%	06/01/2029	1,000	1,204,001
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	10,690	10,921,884
Series 2018 A-2, Ref. RB	5.00%	06/01/2047	10,300	10,523,414
Golden Valley Unified School District Financing Authority;
Series 2021 A, RB	4.00%	09/01/2046	250	283,239
Series 2021 A, RB	4.00%	09/01/2051	500	565,583
Hollister (City of), CA Redevelopment Agency Successor Agency;
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2030	1,600	1,791,024
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2032	1,305	1,460,460
Hollister Joint Powers Financing Authority; Series 2016, Ref. RB (INS - AGM)(a)	5.00%	06/01/2036	1,270	1,492,820
Hollister School District (Election of 2016); Series 2019 B, GO Bonds	4.00%	09/01/2046	3,675	4,123,724
Imperial (County of), CA (Community Facilities District No. 2004-2 - Improvement Area No. 1); Series 2007, RB	5.90%	09/01/2037	1,430	1,444,904
Independent Cities Finance Authority (Hacienda Valley Estates); Series 2014, Ref. RB	5.00%	11/15/2034	885	968,119
Independent Cities Finance Authority (Rancho del Sol and Grandview East); Series 2012, Ref. RB	5.50%	05/15/2047	1,000	1,015,492
Independent Cities Finance Authority (Union City Tropics); Series 2019, Ref. RB	5.00%	05/15/2048	1,000	1,204,988
Inglewood (City of), CA Redevelopment Agency (Merged Redevelopment); Series 1998 A, Ref. RB (INS - AMBAC)(a)	5.25%	05/01/2023	255	269,703
Inglewood Unified School District;
Series 2019 C, GO Bonds (INS - BAM)(a)	4.00%	08/01/2038	550	619,070
Series 2019 C, GO Bonds (INS - BAM)(a)	4.00%	08/01/2039	690	775,578
Series 2021 A, GO Bonds (INS - AGM)(a)	4.00%	08/01/2046	1,600	1,844,212
Series 2021 A, GO Bonds (INS - AGM)(a)	4.00%	08/01/2051	7,500	8,589,399
Inland Empire Tobacco Securitization Corp.;
Series 2007 C-1, RB(f)	0.00%	06/01/2036	8,000	3,111,698
Series 2007 C-2, RB(f)	0.00%	06/01/2047	14,000	2,577,935
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, RB	5.00%	09/01/2044	445	490,743
Series 2014, RB	5.00%	09/01/2049	445	489,833
Irvine Ranch Water District; Series 2016, RB(d)(e)	5.25%	02/01/2046	4,305	5,154,155
Irvine Unified School District (Community Facilities District No. 01-1); Series 2015, Ref. RB (INS - BAM)(a)	5.00%	09/01/2038	3,500	3,948,928
Irvine Unified School District (Community Facilities District No. 09-1);
Series 2017 B, RB	5.00%	09/01/2047	500	590,823
Series 2018 A, Ref. RB	5.00%	09/01/2045	1,000	1,183,613
Series 2019 A, RB (INS - BAM)(a)	4.00%	09/01/2044	3,600	4,205,611
Jurupa Community Services District; Series 2021 A, RB	4.00%	09/01/2050	710	798,233
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Lake Elsinore (City of), CA;
Series 2019, RB	5.00%	09/01/2050	$ 1,000	$ 1,174,520
Series 2021, RB	4.00%	09/01/2041	350	397,931
Series 2021, RB	4.00%	09/01/2046	450	507,399
Series 2021, RB	4.00%	09/01/2046	290	327,773
Series 2021, RB	4.00%	09/01/2051	700	788,043
Series 2021, RB	4.00%	09/01/2051	310	349,616
Lake Elsinore (City of), CA Public Financing Authority (Canyon Hills IA C);
Series 2012 C, RB(b)(c)	5.00%	09/01/2022	630	652,519
Series 2012 C, RB(b)(c)	5.00%	09/01/2022	335	346,975
Lake Elsinore (City of), CA Public Financing Authority (Villages at Wasson Canyon); Series 2012 A, RB(b)(c)	5.25%	09/01/2022	1,175	1,219,192
Lake Elsinore Unified School District Community Facilities District; Series 2021, RB	4.00%	09/01/2045	380	430,720
Lake Elsinore Unified School District Community Facilities District No. 2006-2 (Improvement Area No. C); Series 2020, RB	4.00%	09/01/2050	4,015	4,520,973
Lake Elsniore (City of), CA Community Facilities District No. 2006-1 (Improvement Area II);
Series 2020, RB	4.00%	09/01/2040	760	858,133
Series 2020, RB	4.00%	09/01/2045	835	935,910
Lammersville Joint Unified School District;
Series 2020, RB	4.00%	09/01/2039	250	283,644
Series 2020, RB	4.00%	09/01/2045	310	348,906
Series 2020, RB	4.00%	09/01/2045	500	562,460
Series 2020, RB	4.00%	09/01/2049	730	819,155
Series 2020, RB	4.00%	09/01/2050	1,000	1,122,527
Lammersville Unified School District (Lammersville School District Community Facilities District No. 2002 - Mountain House);
Series 2012, Ref. RB	5.00%	09/01/2025	420	432,429
Series 2012, Ref. RB	5.10%	09/01/2026	375	386,043
Series 2012, Ref. RB	5.15%	09/01/2027	885	910,350
Series 2012, Ref. RB	5.20%	09/01/2028	1,000	1,028,186
Series 2012, Ref. RB	5.25%	09/01/2029	500	513,980
Series 2012, Ref. RB	5.30%	09/01/2030	500	514,304
Series 2012, Ref. RB	5.38%	09/01/2032	1,000	1,028,534
Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	3,285	3,299,147
Lennox School District; Series 2014, COP (INS - BAM)(a)	5.00%	10/01/2034	1,000	1,036,081
Lincoln (City of), CA Community Facilities District No. 2006-1 (Improvement Area No. 1);
Series 2021, Ref. RB	4.00%	09/01/2030	155	178,898
Series 2021, Ref. RB	4.00%	09/01/2034	210	240,202
Series 2021, Ref. RB	4.00%	09/01/2038	270	307,403
Series 2021, Ref. RB	4.00%	09/01/2043	320	362,076
Long Beach (City of), CA;
Series 2010 A, RB	5.00%	06/01/2040	2,500	2,509,890
Series 2015, RB	5.00%	05/15/2045	2,370	2,594,513
Series 2017 A, RB(i)	5.00%	05/15/2037	1,300	1,567,173
Series 2017 A, RB(i)	5.00%	05/15/2040	14,670	17,650,480
Long Beach (City of), CA (Green Bonds); Series 2017 B, RB(i)	5.00%	05/15/2043	8,210	9,853,961
Long Beach (City of), CA Bond Finance Authority;
Series 2007 A, RB	5.50%	11/15/2028	50	63,980
Series 2007 A, RB	5.50%	11/15/2037	1,000	1,485,968
Long Beach (City of), CA Bond Finance Authority (Aquarium of the Pacific); Series 2012, Ref. RB	5.00%	11/01/2029	2,000	2,006,688
Long Beach (City of), CA Bond Finance Authority (Natural Gas Purchase); Series 2007 A, RB	5.50%	11/15/2032	2,665	3,669,123
Long Beach Unified School District; Series 2017 A, GO Bonds	5.00%	08/01/2036	8,175	9,719,133
Los Alamitos Unified School District;
Series 2012, COP(l)	5.95%	08/01/2034	1,200	1,389,103
Series 2013, GO Bonds(l)	6.01%	08/01/2040	1,660	1,848,462
Los Angeles (City of), CA Community Facilities District No. 4 (Playa Vista - Phase 1); Series 2014, Ref. RB	5.00%	09/01/2031	590	657,270
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (City of), CA Department of Airports;
Series 2015 A, RB(i)	5.00%	05/15/2033	$ 4,365	$ 4,956,779
Series 2015 A, RB(i)	5.00%	05/15/2034	5,795	6,574,305
Series 2018 B, Ref. RB(i)	5.00%	05/15/2032	3,500	4,309,058
Series 2018 B, Ref. RB(e)(i)	5.00%	05/15/2033	15,145	18,661,870
Series 2018 B, Ref. RB(e)(i)	5.00%	05/15/2034	12,000	14,798,831
Series 2018 C, RB(i)	5.00%	05/15/2038	2,500	3,044,696
Series 2020 C, RB(i)	5.00%	05/15/2045	10,000	12,455,333
Series 2021 A, Ref. RB(i)	5.00%	05/15/2046	26,450	33,549,074
Series 2021 A, Ref. RB(i)	5.00%	05/15/2051	10,000	12,588,839
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2013, RB(i)	5.00%	05/15/2043	3,000	3,183,370
Series 2019, RB(i)	5.00%	05/15/2049	24,745	30,302,207
Los Angeles (City of), CA Department of Water & Power;
Series 2017 A, Ref. RB	5.00%	07/01/2041	8,250	9,922,487
Series 2017 C, RB	5.00%	07/01/2042	15,525	18,913,837
Series 2017 C, RB(e)	5.00%	07/01/2047	16,500	20,041,624
Los Angeles (City of), CA Harbor Department; Series 2014 A, Ref. RB(i)	5.00%	08/01/2036	1,000	1,106,488
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds); Series 2019 A, RB	5.00%	07/01/2044	7,000	8,730,756
Los Angeles Community College District (Election of 2008); Series 2013 F, GO Bonds(b)(c)	4.00%	08/01/2023	10,000	10,628,875
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, COP (INS - AMBAC)(a)(f)	0.00%	08/01/2024	1,265	1,231,496
Lynwood (City of), CA Public Financing Authority (Measure M); Series 2019 A, RB (INS - AGM)(a)	5.25%	06/01/2048	3,185	3,941,121
Madera (County of), CA (Valley Children’s Hospital); Series 1995, COP (INS - NATL)(a)	5.75%	03/15/2028	85	91,584
Madera (County of), CA Community Facilities District No. 2017-1 (Tesoro Viejo);
Series 2020, RB	4.00%	09/01/2045	2,060	2,299,413
Series 2020, RB	4.00%	09/01/2051	3,560	3,964,685
Madera Unified School District; Series 2019, GO Bonds	4.00%	08/01/2044	8,945	10,325,486
Manteca Unified School District;
Series 2017 B, GO Bonds	4.00%	08/01/2042	9,325	10,816,285
Series 2020 C, GO Bonds	4.00%	08/01/2045	2,750	3,222,681
Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 B, RB	5.00%	09/01/2038	250	286,098
Series 2020 A, RB	4.00%	09/01/2040	700	773,641
Series 2020 B, RB	4.00%	09/01/2040	700	772,829
Maywood (City of), CA Public Financing Authority (Infrastructure Refinancing); Series 2008 A, Ref. RB	7.00%	09/01/2038	50	50,042
McFarland Unified School District (Election of 2012); Series 2014 A, GO Bonds(b)(c)	5.50%	11/01/2024	1,750	2,014,352
Menifee Union School District;
Series 2019, RB	5.00%	09/01/2044	1,500	1,770,485
Series 2020 C, GO Bonds (INS - AGM)(a)	3.00%	08/01/2040	1,500	1,635,362
Series 2020 C, GO Bonds (INS - AGM)(a)	3.00%	08/01/2045	2,200	2,359,879
Series 2021, RB	4.00%	09/01/2044	560	631,478
Series 2021, RB	4.00%	09/01/2051	675	756,279
Menifee Union School District (Community Facilities District No. 2006-2); Series 2020, Ref. RB	4.00%	09/01/2045	705	794,302
Menifee Union School District (Community Facilities District No. 2011-1 - Improvement Area No. 3);
Series 2018, RB	5.00%	09/01/2043	1,000	1,144,409
Series 2018, RB	5.00%	09/01/2048	1,500	1,709,715
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(a)(f)	0.00%	08/01/2035	940	710,760
Menifee Union School District Public Financing Authority; Series 2017 A, RB (INS - NATL)(a)	5.00%	09/01/2033	1,000	1,170,778
Merced City School District (Election of 2014); Series 2018, GO Bonds	5.00%	08/01/2048	3,020	3,695,822
Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS - AGC)(a)(f)	0.00%	08/01/2031	840	704,957
Moreno Valley Unified School District (Community Facilities District No. 2004-4); Series 2015, RB	5.00%	09/01/2045	2,050	2,285,139
Moreno Valley Unified School District (Community Facilities District No. 2015-2);
Series 2019, RB	5.00%	09/01/2044	435	493,045
Series 2019, RB	5.00%	09/01/2048	485	548,245
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2045	$ 6,075	$ 7,093,318
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2050	12,000	13,860,384
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2055	6,500	7,477,242
Series 2020 B, RB (INS - BAM)(a)	4.00%	12/01/2040	1,940	2,293,609
Series 2020 B, RB (INS - BAM)(a)	4.00%	12/01/2043	6,800	7,978,018
Mountain View Shoreline Regional Park Community; Series 2018 A, RB (INS - AGM)(a)	5.00%	08/01/2048	2,000	2,448,987
M-S-R Public Power Agency; Series 1991 E, RB(b)	6.00%	07/01/2022	20	20,674
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(l)	6.25%	08/01/2043	2,035	2,344,993
Murrieta (City of), CA (Community Facilities District No. 2005-5); Series 2017, RB	5.00%	09/01/2042	655	766,935
Norco (City of), CA Community Redevelopment Agency Successor Agency (Project Area No. 1); Series 2014, Ref. RB (INS - BAM)(a)	5.00%	03/01/2030	1,500	1,644,017
Northern California Energy Authority; Series 2018 A, RB(c)	4.00%	07/01/2024	10,000	10,842,101
Northern California Tobacco Securitization Authority; Series 2021 A, Ref. RB	4.00%	06/01/2049	3,755	4,377,092
Northern Humboldt Union High School District (Election of 2010); Series 2015 C, GO Bonds(b)(c)	5.00%	08/01/2025	4,115	4,802,439
Northern Inyo (County of), CA Local Hospital District; Series 2010, RB	6.38%	12/01/2025	2,000	2,005,802
Oak Grove School District (Election of 2008);
Series 2018 E, Ref. GO Bonds(l)	5.00%	08/01/2038	8,680	5,766,376
Series 2018 E, Ref. GO Bonds(l)	5.00%	08/01/2042	5,755	3,731,823
Oakland Unified School District (County of Alameda); Series 2015 A, GO Bonds(b)(c)	5.00%	08/01/2025	1,070	1,244,500
Oceanside Unified School District (Election of 2008); Series 2019 E, GO Bonds	4.00%	08/01/2048	2,500	2,869,904
Ontario (City of), CA; Series 2021, RB	4.00%	09/01/2051	500	566,260
Ontario (City of), CA Community Facilities District No. 25 (Park Place Facilities Phase II); Series 2019, RB	5.00%	09/01/2049	1,000	1,134,551
Ontario (City of), CA Community Facilities District No. 40 (Emerald Park Facilities); Series 2020, RB	4.00%	09/01/2050	780	884,693
Ontario (City of), CA Community Facilities District No. 43 (Park Place Facilities Phase IV); Series 2020, RB	4.00%	09/01/2050	1,000	1,126,604
Ontario (City of), CA Community Facilities District No. 45;
Series 2020, RB	4.00%	09/01/2043	280	316,981
Series 2020, RB	4.00%	09/01/2051	1,110	1,247,103
Orange (County of), CA (Community Facilities District No. 2016-1); Series 2016 A, RB	5.00%	08/15/2031	1,350	1,565,503
Orange (County of), CA Community Facilities District (Village of Esencia);
Series 2020, RB	4.00%	08/15/2045	845	967,814
Series 2020, RB	4.00%	08/15/2050	700	798,690
Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	125	140,616
Series 2015 A, RB	5.25%	08/15/2045	1,810	2,040,371
Orange (County of), CA Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, RB	5.00%	08/15/2046	2,000	2,284,725
Orange (County of), CA Local Transportation Authority; Series 2019, RB	5.00%	02/15/2041	14,055	17,643,888
Oxnard (City of), CA Financing Authority;
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2032	1,250	1,380,326
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2033	1,500	1,655,605
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2034	850	937,730
Palm Desert (City of), CA;
Series 2021 A, Ref. RB	4.00%	09/01/2026	300	333,671
Series 2021 A, Ref. RB	4.00%	09/01/2027	315	354,444
Series 2021 A, Ref. RB	4.00%	09/01/2030	250	289,104
Series 2021 A, Ref. RB	4.00%	09/01/2033	275	315,998
Series 2021 A, Ref. RB	4.00%	09/01/2036	300	343,242
Palm Desert (City of), CA Financing Authority (Project Area No. 2); Series 2003, RB (INS - NATL)(a)	5.00%	08/01/2033	40	40,261
Palm Springs (City of), CA Community Redevelopment Agency Successor Agency; Series 2014, Ref. RB (INS - AGM)(a)	5.00%	09/01/2032	445	496,495
Palomar Community College District; Series 2010, GO Bonds(l)	6.38%	08/01/2045	3,330	3,864,884
Palomar Health; Series 2017, Ref. RB	5.00%	11/01/2042	4,835	5,743,623
Perris (City of), CA Joint Powers Authority (Green Valley West Elementary);
Series 2021, RB	4.00%	09/01/2044	1,060	1,184,025
Series 2021, RB	4.00%	09/01/2051	1,225	1,360,027
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Perris Elementary School District (Election of 2014);
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2029	$ 235	$ 268,348
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2030	290	331,153
Perris Union High School District;
Series 2019 A, GO Bonds (INS - AGM)(a)	4.00%	09/01/2043	10,225	12,049,804
Series 2019 A, GO Bonds (INS - AGM)(a)	4.00%	09/01/2048	12,930	15,127,999
Series 2019, Ref. COP (INS - BAM)(a)	5.00%	10/01/2048	3,000	3,744,597
Piedmont Unified School District; Series 2019, GO Bonds	3.00%	08/01/2045	4,375	4,697,621
Pixley Union School District (Election of 2014); Series 2014 A, GO Bonds(b)(c)	5.25%	08/01/2024	1,000	1,130,086
Poway Unified School District (Del Sur East II); Series 2020, RB (INS - AGM)(a)	4.00%	09/01/2050	4,255	4,953,262
Poway Unified School District Public Financing Authority; Series 2015 B, Ref. RB (INS - BAM)(a)	5.00%	09/01/2035	1,955	2,257,300
Rancho Cordova (City of), CA;
Series 2021, RB	4.00%	09/01/2041	390	446,604
Series 2021, RB	4.00%	09/01/2046	225	249,712
Series 2021, RB	4.00%	09/01/2046	585	664,365
Series 2021, RB	4.00%	09/01/2050	200	221,547
Series 2021, RB	4.00%	09/01/2050	500	566,361
Rancho Cordova (City of), CA Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2012, Ref. RB	5.00%	09/01/2027	1,000	1,029,283
Rancho Mirage Community Facilities District (Del Webb);
Series 2021, RB	4.00%	09/01/2046	380	424,434
Series 2021, RB	4.00%	09/01/2051	325	362,319
Ravenswood School District;
Series 2018, GO Bonds	5.00%	08/01/2031	500	597,479
Series 2018, GO Bonds	5.00%	08/01/2033	500	596,465
Series 2018, GO Bonds	5.00%	08/01/2035	750	893,179
Redding (City of), CA Redevelopment Agency (Canby-Hilltop-Cypress Redevelopment); Series 2003 A, RB (INS - NATL)(a)	5.00%	09/01/2023	1,400	1,405,050
Regents of the University of California;
Series 2016 AI, RB(e)	5.00%	05/15/2038	15,000	15,971,048
Series 2016 L, Ref. RB(d)(e)	5.00%	05/15/2041	3,420	4,031,041
Rialto Unified School District;
Series 2019 A, GO Bonds (INS - BAM)(a)(f)	0.00%	08/01/2042	8,125	4,555,406
Series 2019 A, GO Bonds (INS - BAM)(a)(f)	0.00%	08/01/2043	4,500	2,423,113
Rio Hondo Community College District (Election of 2004); Series 2010 C, GO Bonds(l)	6.63%	08/01/2042	10,530	14,271,042
Riverbank (City of), CA Redevelopment Agency; Series 2007 B, RB(j)	5.00%	08/01/2032	288	288,109
Riverside (City of), CA (Community Facilities District No. 92-1); Series 2005 A, RB	5.30%	09/01/2034	1,050	1,058,092
Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, RB	5.00%	09/01/2044	1,000	1,121,016
Series 2017, RB	5.00%	09/01/2045	535	627,461
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor);
Series 2017 A, Ref. RB (INS - BAM)(a)	5.00%	10/01/2034	1,000	1,218,388
Series 2017 A, Ref. RB (INS - BAM)(a)	4.00%	10/01/2040	500	566,633
Riverside (County of), CA Redevelopment Successor Agency (Jurupa Valley Redevelopment);
Series 2011, RB(b)(c)	7.75%	10/01/2024	1,000	1,205,203
Series 2011, RB(b)(c)	8.00%	10/01/2024	1,000	1,210,646
Riverside Unified School District;
Series 2021, RB	4.00%	09/01/2041	275	308,412
Series 2021, RB	4.00%	09/01/2050	600	669,693
Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2045	290	326,396
Series 2020, RB	4.00%	09/01/2050	610	684,741
Riverside Unified School District (Election of 2016);
Series 2019 B, GO Bonds	3.00%	08/01/2038	1,740	1,880,515
Series 2019 B, GO Bonds	3.00%	08/01/2039	4,250	4,586,725
Series 2019 B, GO Bonds	3.00%	08/01/2040	2,770	2,979,639
Romoland School District (Community Facilities District No. 2004-1); Series 2015, Ref. RB	5.00%	09/01/2038	1,000	1,121,340
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 1;
Series 2021, RB	4.00%	09/01/2041	$ 430	$ 493,294
Series 2021, RB	4.00%	09/01/2046	650	739,066
Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 2; Series 2021, RB	4.00%	09/01/2050	465	526,715
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2039	375	421,734
Series 2020, RB	4.00%	09/01/2045	350	391,689
Series 2020, RB	4.00%	09/01/2050	475	530,173
Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2043	2,000	2,384,484
Sacramento (City of), CA (North Natomas Community Facilities District No. 4);
Series 2015, Ref. RB	5.00%	09/01/2032	1,290	1,452,545
Series 2015, Ref. RB	5.00%	09/01/2033	1,200	1,348,713
Sacramento (County of), CA;
Series 2018 C, Ref. RB(i)	5.00%	07/01/2038	2,200	2,692,043
Series 2018 C, Ref. RB(i)	5.00%	07/01/2039	9,495	11,607,256
Series 2021, RB	4.00%	09/01/2046	650	742,611
Sacramento (County of), CA Housing Authority; Series 2002 C, RB (INS - AMBAC)(a)(i)	5.25%	06/01/2027	760	761,178
San Bernardino (City of), CA Joint Powers Financing Authority; Series 1999, Ref. COP (INS - NATL)(a)	5.50%	09/01/2024	10	10,042
San Bernardino Community College District (Election of 2018); Series 2019 A, GO Bonds(b)(c)	4.00%	08/16/2027	27,735	33,093,496
San Bernardino Mountains Community Hospital District;
Series 2007 A, COP	5.00%	02/01/2027	925	926,935
Series 2007 A, COP	5.00%	02/01/2037	3,235	3,240,587
San Buenaventura (City of), CA (Community Memorial Health System);
Series 2011, RB(b)(c)	7.50%	12/01/2021	4,030	4,030,000
Series 2011, RB(b)(c)	8.00%	12/01/2021	3,000	3,000,000
San Diego (City of), CA Housing Authority; Series 2011 B, RB	5.00%	05/01/2029	3,000	3,008,759
San Diego (City of), CA Public Facilities Financing Authority; Subseries 2012 A, Ref. RB(b)(c)	5.00%	08/01/2022	1,295	1,336,604
San Diego (County of), CA Redevelopment Agency; Series 2005 A, Ref. RB(i)	5.75%	12/01/2032	4,445	4,460,498
San Diego (County of), CA Regional Airport Authority;
Series 2017 B, RB(i)	5.00%	07/01/2037	1,000	1,198,977
Series 2019 B, Ref. RB(i)	4.00%	07/01/2044	1,000	1,144,916
Series 2019 B, Ref. RB(i)	5.00%	07/01/2049	4,000	4,894,664
Series 2021 B, RB(i)	4.00%	07/01/2051	2,000	2,319,610
Series 2021 B, RB(i)	5.00%	07/01/2051	15,000	18,909,786
San Diego (County of), CA Regional Transportation Commission; Series 2014 A, RB(b)(c)(e)	5.00%	04/01/2024	2,980	3,306,703
San Diego Unified School District; Series 2020 M-2, GO Bonds	4.00%	07/01/2050	10,000	11,829,037
San Diego Unified School District (Election of 2012); Series 2017 I, GO Bonds	4.00%	07/01/2047	14,155	16,286,807
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2018 D, RB(i)	5.00%	05/01/2048	8,250	9,979,605
Series 2012 A, Ref. RB(i)	5.00%	05/01/2031	1,000	1,019,074
Series 2017 A, RB(i)	5.00%	05/01/2042	1,930	2,314,279
Series 2017 A, RB(i)	5.00%	05/01/2047	5,275	6,303,809
Series 2018 D, RB(i)	5.00%	05/01/2043	12,020	14,594,345
Series 2019 E, RB(i)	5.00%	05/01/2050	31,575	38,680,663
San Francisco (City & County of), CA Community Facilities District No. 2016-1;
Series 2020, RB	4.00%	09/01/2042	550	623,134
Series 2020, RB	4.00%	09/01/2050	1,025	1,152,379
San Francisco (City & County of), CA Public Utilities Commission; Series 2018 B, RB	5.00%	10/01/2043	7,250	8,961,133
San Francisco (City & County of), CA Redevelopment Agency Successor Agency; Series 2013 B, RB	5.00%	08/01/2031	500	512,175
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Hunters Point Shipyard Phase One Improvements); Series 2014, Ref. RB	5.00%	08/01/2044	2,910	3,118,418
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment); Series 2014 A, RB	5.00%	08/01/2043	1,060	1,176,014
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. RB	5.00%	08/01/2033	500	511,816
San Francisco (City of), CA Bay Area Rapid Transit District; Series 2012 A, RB(b)(c)	5.00%	07/01/2022	730	750,508
San Francisco (City of), CA Public Utilities Commission; Series 2020 C, RB	4.00%	11/01/2050	16,935	20,221,210
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco Bay Area Rapid Transit District; Series 2017 A-1, GO Bonds(d)(e)	5.00%	08/01/2047	$ 3,425	$ 4,137,110
San Gorgonio Memorial Health Care District; Series 2014, Ref. GO Bonds	5.00%	08/01/2032	500	537,839
San Jacinto Unified School District Financing Authority; Series 2017, Ref. RB	5.00%	09/01/2043	250	278,363
San Joaquin Hills Transportation Corridor Agency;
Series 2014 A, Ref. RB	5.00%	01/15/2044	1,730	1,935,456
Series 2014 B, Ref. RB	5.25%	01/15/2044	2,000	2,229,305
San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(i)	6.20%	01/01/2041	3,150	3,152,736
San Jose (City of), CA (Fallen Leaves Apartments); Series 2002 J-1, RB (INS - AMBAC)(a)(i)	5.10%	12/01/2032	4,025	4,030,378
San Jose (City of), CA (Improvement District No. 99-218SJ); Series 2001 24-Q, RB	5.88%	09/02/2023	35	36,363
San Jose (City of), CA (Orvieto Family Apartments); Series 2010 B-1, RB	4.75%	08/01/2029	5,135	5,148,974
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(a)(f)	0.00%	09/01/2031	3,110	2,661,141
San Leandro Unified School District (Election of 2016); Series 2019 B, GO Bonds (INS - BAM)(a)	4.00%	08/01/2043	5,000	5,801,339
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(a)	5.00%	08/01/2030	1,500	1,505,996
San Marcos Unified School District; Series 2019, RB	5.00%	09/01/2048	750	851,027
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program); Series 2019, RB	4.00%	08/01/2044	5,000	5,935,427
San Mateo (City of), CA Foster School District (Election 2008); Series 2010, GO Bonds(l)	6.63%	08/01/2042	1,010	1,156,796
San Mateo (County of), CA Joint Powers Financing Authority; Series 2018 A, RB	5.00%	07/15/2043	18,075	22,489,492
San Mateo County Community College District (Election of 2014); Series 2018 B, GO Bonds	5.00%	09/01/2045	10,000	12,544,913
San Rafael Elementary School District; Series 2019 C, GO Bonds	4.00%	08/01/2047	2,950	3,355,592
Santa Barbara (County of), CA;
Series 2018 B, COP(i)	5.00%	12/01/2037	12,695	15,680,990
Series 2018 B, COP(i)	5.00%	12/01/2038	5,000	6,178,187
Santa Clara (County of), CA Housing Authority;
Series 2001 A, RB(i)	5.85%	08/01/2031	1,000	1,003,411
Series 2001 A, RB(i)	6.00%	08/01/2041	2,070	2,118,067
Series 2010 A-1, RB (CEP - FHLMC)	4.75%	11/01/2027	4,010	4,013,762
Santa Clarita Community College District; Series 2019, GO Bonds	3.00%	08/01/2044	1,410	1,498,873
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, RB	5.63%	09/01/2036	960	1,028,148
Series 2013, RB	5.63%	09/01/2043	960	1,026,350
Santa Monica (City of), CA Redevelopment Agency;
Series 2011, RB	5.88%	07/01/2036	1,750	1,767,380
Series 2011, RB	5.88%	07/01/2042	2,600	2,625,845
Saugus Union School District Financing Authority; Series 2021 A, RB (INS - BAM)(a)	4.00%	09/01/2049	1,250	1,421,692
Sebastopol Union School District;
Series 2020 A, GO Bonds	4.00%	08/01/2041	500	564,162
Series 2020 A, GO Bonds	5.00%	08/01/2049	2,535	3,056,906
Signal Hill (City of), CA Redevelopment Agency Successor Agency; Series 2011, RB	7.00%	10/01/2026	1,720	1,728,269
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(f)	0.00%	06/01/2036	22,420	10,038,835
Series 2007 A, RB(f)	0.00%	06/01/2041	10,000	3,357,565
Series 2007 B, RB(f)	0.00%	06/01/2047	12,650	2,909,635
Series 2007 C, RB(f)	0.00%	06/01/2056	60,800	7,157,613
Simi Valley Unified School District; Series 2019 B, GO Bonds	4.00%	08/01/2048	2,000	2,305,378
Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS - AGM)(a)(f)	0.00%	08/01/2028	3,480	3,180,817
Series 2007 C, GO Bonds (INS - AGM)(a)(f)	0.00%	08/01/2030	2,765	2,406,795
South El Monte (City of), CA Improvement District Successor Agency; Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	08/01/2035	4,150	4,781,908
South Orange (County of), CA Public Financing Authority (Ladera Ranch); Series 2014 A, Ref. RB	5.00%	08/15/2034	895	917,556
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Southern California Public Power Authority;
Series 2007 A, RB	5.25%	11/01/2022	$ 470	$ 491,166
Series 2007 A, RB	5.25%	11/01/2023	50	54,602
Series 2007 A, RB	5.25%	11/01/2026	250	302,590
Series 2007 A, RB	5.25%	11/01/2027	2,255	2,791,632
Series 2007 A, RB	5.00%	11/01/2028	205	255,316
Series 2007 A, RB	5.00%	11/01/2029	165	208,237
Series 2007 A, RB	5.00%	11/01/2033	2,085	2,825,827
Series 2014 A, RB	5.00%	07/01/2035	13,000	14,418,825
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2039	750	942,791
Series 2019, Ref. RB	5.00%	06/01/2048	6,000	7,409,024
Series 2019, Ref. RB(f)	0.00%	06/01/2054	20,000	3,920,522
Stockton (City of), CA Redevelopment Agency Successor Agency; Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2034	1,000	1,176,463
Sulphur Springs Union School District; Series 2020, RB	4.00%	09/01/2050	1,225	1,370,831
Susanville (City of), CA (Natural Gas Enterprise Ref.); Series 2019, Ref. RB (INS - AGM)(a)	4.00%	06/01/2045	3,325	3,875,509
Tahoe-Truckee Unified School District;
Series 2016 B, GO Bonds	5.00%	08/01/2039	3,000	3,541,028
Series 2016 B, GO Bonds	5.00%	08/01/2041	950	1,119,900
Tejon Ranch Public Facilities Finance Authority; Series 2020, RB	4.00%	09/01/2050	4,750	5,298,992
Three Rivers Levee Improvement Authority;
Series 2021, Ref. RB	4.00%	09/01/2036	1,075	1,241,049
Series 2021, Ref. RB	4.00%	09/01/2041	2,840	3,269,764
Series 2021, Ref. RB	4.00%	09/01/2046	2,700	3,082,848
Tobacco Securitization Authority of Southern California; Series 2006, RB(f)	0.00%	06/01/2046	3,000	584,540
Torrance Unified School District (Election of 2008); Series 2009, GO Bonds(f)	0.00%	08/01/2034	3,600	2,337,924
Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2037	600	764,802
Series 2020 A, RB	5.00%	10/01/2040	1,000	1,267,119
Series 2020 A, RB	5.00%	10/01/2045	1,000	1,253,634
Series 2020 A, RB	5.00%	10/01/2049	1,100	1,373,388
Series 2020 B, RB	5.00%	10/01/2035	250	316,281
Series 2020 B, RB	5.00%	10/01/2038	300	377,467
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. RB (INS - BAM)(a)	5.00%	09/01/2038	2,000	2,303,301
University of California;
Series 2016 AR, Ref. RB(e)	5.00%	05/15/2037	12,840	15,252,820
Series 2017 AV, RB	5.00%	05/15/2042	5,000	6,074,853
Series 2018 AZ, Ref. RB	5.00%	05/15/2043	16,000	19,790,610
Series 2018 AZ, Ref. RB	4.00%	05/15/2048	2,000	2,299,381
Series 2018 AZ, Ref. RB	5.00%	05/15/2048	4,000	4,931,862
Series 2018 O, Ref. RB	5.00%	05/15/2048	3,000	3,688,444
Series 2020 BE, Ref. RB	4.00%	05/15/2047	12,975	15,246,646
Series 2021 BH, Ref. RB	4.00%	05/15/2046	14,320	17,106,785
Series 2021 Q, Ref. RB	4.00%	05/15/2051	15,000	17,766,447
Upland (City of), CA Community Facilities District No. 2003-2 (Improvement Area No. 2);
Series 2015, Ref. RB	5.00%	09/01/2029	1,030	1,129,261
Series 2015, Ref. RB	5.00%	09/01/2030	1,080	1,185,813
Upland (City of), CA Community Facilities District No. 2015-1 (Improvement Area No. 1); Series 2019 A, RB	4.00%	09/01/2049	750	831,637
Upland Community Facilities District;
Series 2021 A, RB	4.00%	09/01/2040	260	299,126
Series 2021 A, RB	4.00%	09/01/2045	165	187,823
Series 2021 A, RB	4.00%	09/01/2051	260	294,548
Val Verde Unified School District (Election of 2020); Series 2021 B, GO Bonds (INS - AGM)(a)	4.00%	08/01/2051	11,210	13,135,578
Valley (City of), CA Sanitary District; Series 2005, RB	5.20%	09/02/2030	1,320	1,332,354
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Vernon (City of), CA;
Series 2012 A, RB	5.13%	08/01/2033	$ 1,000	$ 1,023,848
Series 2012 A, RB	5.50%	08/01/2041	4,000	4,102,038
Vernon (City of), CA Redevelopment Agency; Series 2005, RB (INS - NATL)(a)	5.00%	09/01/2035	65	66,385
Victor Valley Community College District (Election of 2008); Series 2020 D, GO Bonds	4.00%	08/01/2050	12,850	14,809,374
Victorville (City of), CA (Community Facilities District No. 07-01); Series 2012 A, RB	5.35%	09/01/2042	485	494,270
Vista Unified School District; Series 2019 A, GO Bonds	4.00%	08/01/2044	1,000	1,173,599
West Contra Costa Unified School District;
Series 2005, GO Bonds (INS - NATL)(a)(f)	0.00%	08/01/2025	2,500	2,418,023
Series 2020 E, GO Bonds (INS - AGM)(a)	3.00%	08/01/2045	6,465	6,913,626
West Covina Public Financing Authority; Series 2018 A, Ref. RB	5.00%	05/01/2031	445	534,742
West Patterson Financing Authority (Community Facilities Distrct No. 2015-1);
Series 2015, RB	5.25%	09/01/2035	610	682,903
Series 2015, RB	5.25%	09/01/2045	1,550	1,723,302
West Sacramento (City of), CA; Series 2019, RB	5.00%	09/01/2037	860	999,626
West Sacramento (City of), CA (Community Facilities District No. 29); Series 2019, RB	5.00%	09/01/2044	1,065	1,228,787
Western Riverside (County of), CA Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS - AGC)(a)	5.63%	09/01/2039	1,000	1,004,501
Whittier (City of), CA (Presbyterian Intercommunity Hospital, Inc.); Series 2014, RB	5.00%	06/01/2044	1,500	1,646,589
Woodland (City of), CA Community Facilities District 1; Series 2019, RB	5.00%	09/01/2044	2,155	2,452,702
Woodland (City of), CA Finance Authority;
Series 2011, RB	6.00%	03/01/2036	2,300	2,311,046
Series 2011, RB	6.00%	03/01/2041	1,500	1,506,756
Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS - AGM)(a)(f)	0.00%	08/01/2024	4,685	4,626,754
Yuba Community College District; Series 2017, Ref. GO Bonds	4.00%	08/01/2047	4,285	4,874,140
				2,342,903,460
Guam–0.82%
Guam (Territory of);
Series 2011 A, RB(b)(c)	5.13%	01/01/2022	1,500	1,505,912
Series 2021 F, Ref. RB	4.00%	01/01/2042	1,120	1,267,245
Guam (Territory of) Department of Education (John F. Kennedy); Series 2020, Ref. COP	5.00%	02/01/2040	2,750	3,141,919
Guam (Territory of) International Airport Authority;
Series 2013 C, RB(b)(c)(i)	6.00%	10/01/2023	715	787,034
Series 2013 C, RB(b)(c)(i)	6.13%	10/01/2023	2,055	2,266,712
Series 2013 C, RB(b)(c)(i)	6.25%	10/01/2023	395	436,593
Series 2013 C, RB (INS - AGM)(a)(i)	6.00%	10/01/2034	285	310,561
Series 2013 C, RB(i)	6.25%	10/01/2034	605	655,650
Series 2013 C, RB (INS - AGM)(a)(i)	6.13%	10/01/2043	445	485,606
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2023	250	259,358
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2024	320	331,934
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2030	570	590,061
Guam (Territory of) Waterworks Authority;
Series 2014 A, Ref. RB	5.00%	07/01/2035	765	827,960
Series 2020 A, RB	5.00%	01/01/2050	3,460	4,241,011
Port Authority of Guam; Series 2018 A, RB	5.00%	07/01/2048	1,825	2,134,858
				19,242,414
Northern Mariana Islands–0.11%
Northern Mariana Islands (Commonwealth of) Ports Authority;
Series 1998 A, RB(i)	6.25%	03/15/2028	890	883,666
Series 2005 A, RB(i)	5.50%	03/15/2031	1,675	1,615,865
				2,499,531
Puerto Rico–4.28%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	1,920	1,933,339
Series 2002, RB	5.50%	05/15/2039	8,655	8,886,635
Series 2002, RB	5.63%	05/15/2043	730	734,286
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2006 A, GO Bonds(j)	5.25%	07/01/2030	$ 500	$ 496,250
Series 2009 B, Ref. GO Bonds(j)	6.50%	07/01/2037	3,000	3,026,250
Series 2009 B, Ref. GO Bonds(j)	5.75%	07/01/2038	1,020	991,950
Series 2009 B, Ref. GO Bonds(j)	6.00%	07/01/2039	2,500	2,506,250
Series 2011 C, Ref. GO Bonds (INS - AGM)(a)	6.00%	07/01/2036	80	81,400
Series 2011 C, Ref. GO Bonds(j)	6.50%	07/01/2040	1,000	970,000
Series 2011 E, Ref. GO Bonds(j)	5.38%	07/01/2030	1,450	1,402,875
Series 2012 A, Ref. GO Bonds(j)	5.50%	07/01/2026	5,000	4,712,500
Series 2012 A, Ref. GO Bonds(j)	5.50%	07/01/2027	1,615	1,526,175
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	1,600	1,736,066
Series 2022 A, Ref. RB(h)	5.00%	07/01/2037	1,500	1,838,732
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2012 A, RB(j)	5.00%	07/01/2042	4,000	3,940,000
Series 2012 A, RB(j)	5.05%	07/01/2042	1,000	985,000
Series 2013 A, RB(j)	6.75%	07/01/2036	7,350	7,405,125
Series 2016 E-2, RB(j)	10.00%	01/01/2022	151	157,379
Series 2016 E-4, RB(j)	10.00%	07/01/2022	151	157,378
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 CC, Ref. RB(j)	5.50%	07/01/2030	2,500	2,781,250
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority;
Series 1995 A, RB	5.63%	07/01/2022	325	325,000
Series 2000, RB(i)	6.63%	06/01/2026	6,055	6,266,925
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System);
Series 2012, Ref. RB	5.13%	04/01/2032	170	172,678
Series 2012, Ref. RB	5.38%	04/01/2042	225	228,937
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2009 P, Ref. RB(j)	6.75%	07/01/2036	5,000	5,718,750
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(f)	0.00%	07/01/2024	191	183,508
Series 2018 A-1, RB(f)	0.00%	07/01/2027	1,524	1,394,670
Series 2018 A-1, RB(f)	0.00%	07/01/2031	1,616	1,298,584
Series 2018 A-1, RB(f)	0.00%	07/01/2033	11,974	8,966,383
Series 2018 A-1, RB	4.50%	07/01/2034	419	458,393
Series 2018 A-1, RB	4.55%	07/01/2040	342	388,491
Series 2018 A-1, RB(f)	0.00%	07/01/2046	8,788	2,938,737
Series 2018 A-1, RB(f)	0.00%	07/01/2051	13,879	3,359,311
Series 2018 A-1, RB	4.75%	07/01/2053	2,510	2,844,631
Series 2018 A-1, RB	5.00%	07/01/2058	11,595	13,311,724
Series 2019 A-2, RB	4.33%	07/01/2040	2,154	2,417,881
Series 2019 A-2, RB	4.54%	07/01/2053	65	72,828
Series 2019 A-2, RB	4.78%	07/01/2058	865	982,093
Series 2019 A-2B, RB	4.55%	07/01/2040	926	1,050,162
University of Puerto Rico; Series 2006 P, Ref. RB	5.00%	06/01/2030	2,190	2,151,675
				100,800,201
Virgin Islands–0.21%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. RB(i)	5.00%	09/01/2029	1,645	1,633,206
Series 2014 A, Ref. RB(i)	5.00%	09/01/2033	1,500	1,459,365
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB(h)	5.00%	09/01/2030	1,000	1,130,013
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2012 A, RB	5.00%	10/01/2032	840	840,033
				5,062,617
Total Municipal Obligations (Cost $2,289,726,728)					2,470,508,223
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Dollar Denominated Bonds & Notes–0.04%
California–0.04%
CalPlant I LLC;
Series 21A(h)	9.50%	10/12/2022	$ 160	$ 160,597
Series 21B(h)	9.50%	10/12/2022	605	606,899
Total U.S. Dollar Denominated Bonds & Notes (Cost $765,000)					767,496
TOTAL INVESTMENTS IN SECURITIES(m)–105.05% (Cost $2,290,491,728)					2,471,275,719
FLOATING RATE NOTE OBLIGATIONS–(3.54)%
Notes with interest and fee rates ranging from 0.59% to 0.61% at 11/30/2021 and contractual maturities of collateral ranging from 05/15/2033 to 04/01/2056(n)				(83,310,000)
OTHER ASSETS LESS LIABILITIES–(1.51)%					(35,379,455)
NET ASSETS–100.00%					$2,352,586,264
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $9,740,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(e)	Underlying security related to TOB Trusts entered into by the Fund.
(f)	Zero coupon bond issued at a discount.
(g)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $125,676,468, which represented 5.34% of the Fund’s Net Assets.
(i)	Security subject to the alternative minimum tax.
(j)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2021 was $40,755,241, which represented 1.73% of the Fund’s Net Assets.
(k)	Restricted security. The aggregate value of these securities at November 30, 2021 was $4,047,000, which represented less than 1% of the Fund’s Net Assets.
(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.55%

(n)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2021. At November 30, 2021, the Fund’s investments with a value of $149,044,535 are held by TOB Trusts and serve as collateral for the $83,310,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,470,508,223	$—	$2,470,508,223
U.S. Dollar Denominated Bonds & Notes	—	767,496	—	767,496
Total Investments in Securities	—	2,471,275,719	—	2,471,275,719
Other Investments - Assets
Investments Matured	—	1,944,622	—	1,944,622
Total Investments	$—	$2,473,220,341	$—	$2,473,220,341
Invesco California Municipal Fund